UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08266
                                                     ---------

                              The India Fund, Inc.
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4939
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

THE INDIA FUND, INC.

                                                      MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS


INDIA (100% OF HOLDINGS)

NUMBER                                                             PERCENT OF
OF SHARES         SECURITY                                         HOLDINGS                COST                VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.00% of holdings)

                  CEMENT                                              1.24%
          80,000  Associated Cement Companies Ltd                                         $    691,596       $    660,391
         801,824  Gujarat Ambuja Cements Ltd                                                 6,416,448          7,528,864
         299,124  Ultratech Cement Ltd                                                       1,692,990          2,419,572
                                                                                          ------------       ------------
                                                                                             8,801,034         10,608,827
                                                                                          ------------       ------------
                  CHEMICALS                                           0.41%
       1,001,900  Tata Chemicals Ltd                                                         3,681,521          3,522,081
                                                                                          ------------       ------------
                                                                                             3,681,521          3,522,081
                                                                                          ------------       ------------
                  COMPUTER HARDWARE                                   1.07%
         371,900  HCL Infosystems Ltd                                                        6,013,167          6,873,315
         788,150  NIIT Technologies+                                                         2,598,448          2,287,828
                                                                                          ------------       ------------
                                                                                             8,611,615          9,161,143
                                                                                          ------------       ------------
                  COMPUTER SOFTWARE & PROGRAMMING                     16.52%
         954,360  Geodesic Information Systems Ltd                                             451,906          2,697,080
         259,250  I-Flex Solutions Ltd                                                       3,761,287          3,502,087
       1,776,128  Infosys Technologies Ltd                                                  28,937,404         91,625,263
          23,804  Infotech Enterprises Ltd.                                                    128,746            149,099
         391,564  KPIT Cummins Infosystems Ltd                                               1,414,167          2,870,931
         723,500  Pantni Computer Systems Ltd                                                5,871,968          6,534,946
       2,482,495  Satyam Computer Services Ltd                                              13,747,393         23,224,532
         732,150  Wipro Ltd                                                                  7,980,012         11,252,625
                                                                                          ------------       ------------
                                                                                            62,292,883        141,856,563
                                                                                          ------------       ------------
                  COMPUTER TRAINING                                   0.12%
         248,100  NIIT Ltd                                                                     819,788          1,031,832
                                                                                          ------------       ------------
                                                                                               819,788          1,031,832
                                                                                          ------------       ------------
                  CONSULTING SERVICES                                 1.19%
         310,794  Tata Consultancy Services                                                  8,073,154         10,197,872
                                                                                          ------------       ------------
                                                                                             8,073,154         10,197,872
                                                                                          ------------       ------------
                  CONSUMER NON-DURABLES                               6.28%
         393,000  Dabur India Ltd                                                              991,011            999,038
       3,589,401  Hindustan Lever Ltd                                                       14,220,323         10,830,267
       1,367,845  ITC Ltd                                                                   29,171,278         42,094,165
                                                                                          ------------       ------------
                                                                                            44,382,612         53,923,470
                                                                                          ------------       ------------
                  DIVERSIFIED INDUSTRIES                              9.50%
         496,532  Grasim Industries Ltd                                                      4,389,280         13,800,326
         578,000  Lakshmi Overseas Industries Ltd                                            2,200,103          2,943,941
       5,084,493  Reliance Industries Ltd                                                   46,030,602         63,572,173
         351,897  Zen Technologies Ltd                                                       1,368,719          1,224,568
                                                                                          ------------       ------------
                                                                                            53,988,704         81,541,008
                                                                                          ------------       ------------

                                                            THE INDIA FUND, INC.

                                                      MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                             PERCENT OF
OF SHARES         SECURITY                                         HOLDINGS                COST                VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  ELECTRICITY                                         0.62%
       2,695,800  National Thermal Power Corporation Ltd                                  $  3,657,322       $  5,290,967
                                                                                          ------------       ------------
                                                                                             3,657,322          5,290,967
                                                                                          ------------       ------------
                  ELECTRONICS & ELECTRICAL EQUIPMENT                  6.60%
         624,372  Bharat Electronics Ltd                                                     6,675,670          9,513,219
       1,838,062  Bharat Heavy Electricals Ltd                                              15,637,909         32,303,419
         501,392  Jyoti Structures Ltd                                                         752,153          1,948,614
         435,750  Salora International Ltd                                                   1,838,988          1,417,073
         169,502  Siemens India Ltd                                                          3,859,253          6,596,273
         296,353  Sterlite Industries (India) Ltd                                            4,577,842          4,853,361
                                                                                          ------------       ------------
                                                                                            33,341,815         56,631,959
                                                                                          ------------       ------------
                  ENGINEERING                                         5.34%
         263,049  ABB Ltd                                                                    3,105,368          6,947,771
       1,059,500  Bharat Earth Movers Ltd                                                    7,191,821          8,723,010
         751,142  Gammon India Ltd                                                           1,513,905          3,787,964
         380,004  Hindustan Construction Ltd                                                 3,010,255          4,133,789
       1,794,102  Jaiprakash Associates Ltd                                                  5,668,071          8,118,964
         306,636  Larsen & Toubro Ltd                                                        3,686,881          6,988,408
         525,658  Thermax India Ltd                                                          1,824,984          7,148,419
                                                                                          ------------       ------------
                                                                                            26,001,285         45,848,325
                                                                                          ------------       ------------
                  EXTRACTIVE INDUSTRIES                               7.41%
         603,205  Hindalco Industries Ltd                                                   12,435,480         17,870,976
       2,092,641  Oil and Natural Gas Corporation Ltd                                       35,156,119         42,305,710
         202,850  Sesa Goa Ltd                                                               3,517,882          3,395,235
                                                                                          ------------       ------------
                                                                                            51,109,481         63,571,921
                                                                                          ------------       ------------
                  FERTILIZERS                                         0.13%
         440,560  Indo Gulf Fertilizers Ltd                                                    539,287          1,119,940
                                                                                          ------------       ------------
                                                                                               539,287          1,119,940
                                                                                          ------------       ------------
                  FINANCE                                            16.32%
       4,389,000  Centurion Bank Ltd                                                           459,316          1,502,703
         509,935  Corporation Bank                                                           3,370,577          4,344,345
       2,449,208  HDFC Bank Ltd                                                             19,384,246         30,527,458
       1,776,420  Housing Development Finance Corporation Ltd                               16,808,784         29,560,215
       1,949,171  ICICI Bank Ltd                                                             6,093,927         17,543,209
         439,676  Jammu and Kashmir Bank Ltd                                                 3,267,437          3,664,722
         738,800  LIC Housing Finance Ltd                                                    3,982,435          3,990,518
         181,000  Oriental Bank of Commerce                                                  1,559,384          1,288,534
         255,996  Punjab National Bank Ltd                                                   2,289,873          2,305,811
       1,759,133  State Bank of India                                                        7,688,997         26,466,562
          45,550  State Bank of India GDR                                                      525,435          1,779,183
       1,221,550  UTI Bank Ltd                                                               6,320,228          6,771,469
         500,000  UTI Bank Ltd GDR*                                                          2,955,000          2,955,000
       5,039,805  Vijaya Bank                                                                7,346,816          7,421,492
                                                                                          ------------       ------------
                                                                                            82,052,455        140,121,221
                                                                                          ------------       ------------

                                                            THE INDIA FUND, INC.

                                                      MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                             PERCENT OF
OF SHARES         SECURITY                                         HOLDINGS                COST                VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  FOOD                                                0.23%
         628,500  Dhampur Sugar Mills Ltd                                                 $  1,997,080       $  1,948,904
                                                                                          ------------       ------------
                                                                                             1,997,080          1,948,904
                                                                                          ------------       ------------
                  HOTELS & LEISURE                                    0.65%
         797,157  Hotel Leelaventure Ltd                                                       755,185          2,793,198
         192,750  Indian Hotels Company Ltd                                                  2,605,420          2,779,679
                                                                                          ------------       ------------
                                                                                             3,360,605          5,572,877
                                                                                          ------------       ------------
                  HOUSEHOLD APPLIANCES                                0.23%
         385,893  Voltas Ltd                                                                 1,055,393          2,018,504
                                                                                          ------------       ------------
                                                                                             1,055,393          2,018,504
                                                                                          ------------       ------------
                  MEDIA                                               0.20%
         397,900  Balaji Telefilms Ltd                                                         858,691            804,184
         749,500  Pritish Nandy Communications Ltd                                           1,870,991            941,488
                                                                                          ------------       ------------
                                                                                             2,729,682          1,745,672
                                                                                          ------------       ------------
                  PETROLEUM RELATED                                   2.63%
               3  Bharat Petroleum Corporation Ltd                                                  22                 24
         350,000  Bongaigaon Refinery & Petrochemicals Ltd                                     653,195            725,009
         670,578  Hindustan Petroleum Corporation Ltd                                        4,060,401          4,698,576
       1,392,240  Indian Oil Corporation Ltd                                                 6,375,259         13,982,981
          61,300  Niko Resources Ltd ADR                                                     1,034,064          3,163,570
                                                                                          ------------       ------------
                                                                                            12,122,941         22,570,160
                                                                                          ------------       ------------
                  PHARMACEUTICALS                                     4.13%
         437,000  Cadila Healthcare Ltd.                                                     5,205,120          4,633,711
         118,719  Dishman Pharmaceuticals Ltd                                                1,270,102          1,740,070
       1,442,500  FDC Ltd                                                                    2,003,630          1,503,120
         168,527  Lupin Ltd                                                                  2,519,545          2,126,995
       1,852,980  Matrix Laboratories Ltd                                                    4,292,024          6,643,399
         422,463  Ranbaxy Laboratories Ltd                                                   8,954,406          9,712,344
         516,250  Sun Pharmaceutical Industries Ltd                                          4,512,699          5,544,973
         415,800  Wockhardt Ltd                                                              1,850,926          3,524,278
                                                                                          ------------       ------------
                                                                                            30,608,452         35,428,890
                                                                                          ------------       ------------
                  RETAIL STORES                                       0.42%
         837,400  SB&T International Ltd                                                     1,586,484          2,013,672
         132,757  Trent Ltd                                                                    467,324          1,623,093
                                                                                          ------------       ------------
                                                                                             2,053,808          3,636,765
                                                                                          ------------       ------------
                  SHIPPING                                            0.33%
         900,000  Bharati Shipyard Ltd                                                       3,117,540          2,795,946
                                                                                          ------------       ------------
                                                                                             3,117,540          2,795,946
                                                                                          ------------       ------------
                  STEEL                                               4.09%
         152,575  Jindal Stainless Ltd                                                         326,127            333,698
         584,383  Jindal Steel & Power Ltd                                                  14,281,402         14,015,021
         411,265  Kalyani Steels Ltd                                                           573,511          1,346,395
         154,700  Maharashtra Seamless Ltd                                                     761,283          1,142,225

                                                            THE INDIA FUND, INC.

                                                      MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                             PERCENT OF
OF SHARES         SECURITY                                         HOLDINGS                COST                VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  STEEL (CONTINUED)
       1,993,791  Tata Iron and Steel Company Ltd                                         $ 11,852,325       $ 18,305,526
                                                                                          ------------       ------------
                                                                                            27,794,648         35,142,865
                                                                                          ------------       ------------
                  TELECOMMUNICATIONS                                  4.34%
       7,841,260  Bharti Tele-Ventures Ltd                                                  26,301,051         37,145,646
          45,000  Mahanagar Telephone Nigam Ltd                                                144,531            118,310
                                                                                          ------------       ------------
                                                                                            26,445,582         37,263,956
                                                                                          ------------       ------------
                  TELECOMMUNICATIONS EQUIPMENT                        0.00%
               1  Shyam Telecom Ltd                                                                 14                  2
                                                                                          ------------       ------------
                                                                                                    14                  2
                                                                                          ------------       ------------
                  TEXTILES-COTTON                                     1.32%
       1,924,900  Arvind Mills Ltd+                                                          5,378,614          5,071,791
         485,600  Mahavir Spinning Mills Ltd                                                 2,258,002          3,039,379
         171,326  Sintex Industries Ltd                                                        501,563          1,671,473
         549,567  Welspun India Ltd+                                                         1,221,821          1,510,318
                                                                                          ------------       ------------
                                                                                             9,360,000         11,292,961
                                                                                          ------------       ------------
                  TRANSPORTATION                                      0.95%
         447,426  Container Corporation of India Ltd                                         3,194,680          8,198,455
                                                                                          ------------       ------------
                                                                                             3,194,680          8,198,455
                                                                                          ------------       ------------
                  VEHICLE COMPONENTS                                  0.75%
       1,738,000  Amtek Auto Ltd                                                             4,193,599          6,460,034
                                                                                          ------------       ------------
                                                                                             4,193,599          6,460,034
                                                                                          ------------       ------------
                  VEHICLES                                            3.98%
          80,700  Bajaj Auto Ltd                                                             2,030,929          1,998,510
         781,237  Hero Honda Motors Ltd                                                      7,969,564         10,037,191
       1,124,135  Mahindra & Mahindra Ltd                                                   12,283,775         12,798,894
         112,200  Tata Motors Limited ADR                                                    1,001,160          1,088,340
         869,725  Tata Motors Ltd                                                            6,869,605          8,245,109
                                                                                          ------------       ------------
                                                                                            30,155,033         34,168,044
                                                                                          ------------       ------------
                  TOTAL COMMON STOCKS                                                      545,542,013        832,671,164
                                                                                          ------------       ------------

PREFERRED STOCK (0.00% of holdings)

                  ENGINEERING                                         0.00%
       1,248,400  Thermax India Ltd Preference Shares                                                0             26,446
                                                                                          ------------       ------------
                                                                                                     0             26,446
                                                                                          ------------       ------------
                  TOTAL PREFERRED STOCK                                                              0             26,446
                                                                                          ------------       ------------

SHORT-TERM INVESTMENTS (2.86% of holdings)                           2.86%
       3,163,170  Birla Cash Plus+                                                             753,281            760,320
      46,544,552  Deutsche Insta Cash Plus Fund+                                            10,961,407         11,062,179
      13,510,558  HDFC Liquid Fund+                                                          4,050,256          4,071,980
       3,284,788  Prudential ICICI Liquid Plan+                                              1,223,391          1,234,844

                                                            THE INDIA FUND, INC.

                                                      MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                             PERCENT OF
OF SHARES         SECURITY                                         HOLDINGS                COST                VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (continued)

 $    30,963,095  Standard Chartered Grindlays Cash Fund Growth Option +                  $  7,368,495       $  7,436,887
                                                                                          ------------       ------------
                  TOTAL SHORT-TERM INVESTMENTS                                              24,356,830         24,566,210
                                                                                          ------------       ------------

INDIAN BONDS (0.14% of holdings)

Par Value (000)
                  LEISURE & HOTELS                                    0.14%
           1,000  Indian Hotels Indian Hotels 1.00% 02/12/09                                 1,260,000          1,162,087
                                                                                          ------------       ------------
                                                                                             1,260,000          1,162,087
                                                                                          ------------       ------------
                  TOTAL INDIAN BONDS                                                         1,260,000          1,162,087
                                                                                          ------------       ------------
                  TOTAL INDIA                                                              571,158,843        858,425,907
                                                                                          ------------       ------------
                  TOTAL INVESTMENTS**                               100.00%               $571,158,843       $858,425,907
                                                                                          ============       ============

----------
FOOTNOTES AND ABBREVIATIONS
                  ADR - American Depository Receipts
                  GDR - Global Depository Receipts
               +  Non income producing.
               *  At fair value as determined under the supervision of the Board of Directors.
              **  As of December 31, 2004, the aggregate cost for federal income tax purposes was $339,981,186.
                  The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:

                           Excess of value over tax cost                                  $319,404,453
                           Excess of tax cost over value                                    (3,632,179)
                                                                                          ------------
                                                                                          $315,772,274
                                                                                          ============

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The India Fund, Inc.
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Director, President & Chairman (principal executive officer)

Date     May 2, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Director, President & Chairman (principal executive officer)

Date     May 2, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye, Treasurer
                           (principal financial officer)

Date     MAY 2, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.